TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Narrative) (Details)	Dec. 31, 2021 USD ($) shares
Disclosure of transactions between related parties [line items]
Percentage of ownerhsip hold	5.00%
Top of range [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownerhsip hold	5.00%
Bottom of range [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownerhsip hold	3.82%
Mr. Avi Gabbay and Mr. Shlomo Rodav [Member] | Convenience translation into U.S. dollars [Member]
Disclosure of transactions between related parties [line items]
Cash consideration | $	$ 300,000,000
Shareholder [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued in acquisition | shares	49,862,800
Percentage of outstanding shares	27.00%
Cellular Segment [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownerhsip hold	26.00%